Partners' Capital (Tables)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Numbers of units outstanding
The numbers of units outstanding as of September 30, 2013 and December 31, 2012, respectively, were as follows (in thousands):

	September 30, 2013	December 31, 2012
Limited partner common units	4,705	4,639
Limited partner subordinated units	—	4,526
Series A Units	5,204	—
General partner units	185	185

Schedule of Calulation for Net Income (Loss) Per Limited Partner Unit
The following table is the calculation of net income (loss) per limited partner unit for the three and nine months ended September 30, 2013 and 2012, respectively (in thousands, with the exception of per unit amounts):

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Net loss from continuing operations	$(2,632)	$(4,014)	$(26,097)	$(102)
Net income attributable to noncontrolling interests	$190	$249	$533	$249
Net loss from continuing operations attributable to the Partnership	$(2,822)	$(4,263)	$(26,630)	$(351)
Less:
Declared cash distributions on Series A Units	1,301	—	2,375	—
Declared PIK distributions on Series A Units	1,572	—	2,912	—
Fair value of Series A Units in excess of value of contributed High Point System	—	—	15,612	—
General partner's distribution	80	80	240	241
General partner's share in undistributed loss	(170)	(166)	(1,074)	(248)
Blackwater net loss from continuing operations	(122)	—	(536)	—
Net loss from continuing operations available to limited partners	$(5,483)	$(4,177)	$(46,159)	$(344)

Net loss attributable to the Partnership	$(2,731)	$(4,275)	$(28,396)	$(257)
Less:
Declared cash distributions on Series A Units	1,301	—	2,375	—
Declared PIK distributions on Series A Units	1,572	—	2,912	—
Fair value of Series A Units in excess of value of contributed High Point System	—	—	15,612	—
General partner's distribution	80	80	240	241
General partner's share in undistributed loss	(167)	(166)	(1,102)	(246)
Blackwater net loss	(175)	—	(650)	—
Net loss available to limited partners	$(5,342)	$(4,189)	$(47,783)	$(252)

Weighted average number of units used in computation of limited partners’ net (loss) income per unit (basic and diluted)	6,663	9,108	8,334	9,103

Limited partners’ net loss from continuing operations per unit (basic and diluted)	$(0.82)	$(0.46)	$(5.54)	$(0.04)
Limited partners’ net loss per unit (basic and diluted)	$(0.80)	$(0.46)	$(5.73)	$(0.03)